STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.9%
Tesla	41,078	[a]	31,855,167
Banks - 6.1%
JPMorgan Chase & Co.	307,885		50,397,696
The PNC Financial Services Group	148,132		28,980,545
U.S. Bancorp	392,404		23,324,494
			102,702,735
Capital Goods - 10.3%
AMETEK	194,808		24,158,140
Howmet Aerospace	503,518		15,709,762
Ingersoll Rand	779,805	[a]	39,309,970
Rockwell Automation	77,321		22,735,467
Roper Technologies	68,886		30,732,111
Trane Technologies	231,692		40,001,624
			172,647,074
Consumer Durables & Apparel - .9%
VF	230,214		15,422,036
Consumer Services - 1.4%
Booking Holdings	9,873	[a]	23,437,219
Diversified Financials - 3.3%
BlackRock	38,046		31,907,658
The Goldman Sachs Group	63,901		24,156,495
			56,064,153
Energy - 4.6%
EQT	1,411,057	[a]	28,870,226
Hess	390,929		30,535,464
Valero Energy	263,527		18,597,100
			78,002,790
Food & Staples Retailing - 1.4%
Walmart	169,170		23,578,915
Food, Beverage & Tobacco - 2.1%
PepsiCo	230,923		34,733,128
Health Care Equipment & Services - 7.6%
Danaher	136,358		41,512,830
Edwards Lifesciences	257,225	[a]	29,120,442
Intuitive Surgical	30,342	[a]	30,164,499
Medtronic	215,794		27,049,778
			127,847,549
Insurance - 2.4%
Chubb	125,402		21,754,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.4% (continued)
The Progressive	212,169		19,177,956
			40,932,695
Materials - 2.9%
Alcoa	663,755	[a]	32,484,170
FMC	179,486		16,433,738
			48,917,908
Media & Entertainment - 8.5%
Alphabet, Cl. C	39,729	[a]	105,890,101
Match Group	49,614	[a]	7,788,902
The Walt Disney Company	178,352	[a]	30,171,808
			143,850,811
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
AbbVie	277,899		29,976,965
Eli Lilly & Co.	172,942		39,958,249
Seagen	117,634	[a]	19,974,253
Zoetis	137,839		26,760,063
			116,669,530
Retailing - 6.5%
Amazon.com	26,335	[a]	86,511,528
The TJX Companies	337,733		22,283,623
			108,795,151
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials	294,642		37,929,265
NVIDIA	284,080		58,850,013
Qualcomm	190,635		24,588,102
			121,367,380
Software & Services - 14.0%
Ansys	45,701	[a]	15,558,905
Microsoft	360,762		101,706,023
PayPal Holdings	158,659	[a]	41,284,658
salesforce.com	135,388	[a]	36,719,933
Visa, Cl. A	179,713	[b]	40,031,071
			235,300,590
Technology Hardware & Equipment - 8.3%
Apple	830,771		117,554,097
Zebra Technologies, Cl. A	41,815	[a]	21,552,287
			139,106,384
Transportation - 1.2%
Union Pacific	105,752		20,728,450
Utilities - 1.9%
NextEra Energy	412,965		32,426,012
Total Common Stocks (cost $934,455,372)			1,674,385,677

	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,410,789)	0.06	13,410,789	[c]	13,410,789
Total Investments (cost $947,866,161)		100.2%		1,687,796,466
Liabilities, Less Cash and Receivables		(.2%)		(2,706,351)
Net Assets		100.0%		1,685,090,115

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $39,630,566 and the value of the collateral was $41,140,562, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,674,385,677	-	-	1,674,385,677
Investment Companies	13,410,789	-	-	13,410,789

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2021, accumulated net unrealized appreciation on investments was $739,930,305, consisting of $747,551,494 gross unrealized appreciation and $7,621,189 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.